UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment 			[  ]; Amendment Number:  ____
  This Amendment (Check only one.):		[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Texas Treasury Safekeeping Trust Company
Address: 		208 E. 10th Street 4th Floor
		Austin, TX  78701

13F File Number:  28-10253

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Dan McNeil
Title:	Compliance Officer
Phone:	512-936-2087

Signature, Place, and Date of Signing:

/s/	Dan McNeil    Austin, TX     November 15, 2005

Report Type (Check only one.):

[  ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[ X ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number	Name

28-05835		Chicago Equity Partners, LLC
28-4211			Enhanced Investment Technologies, Inc.
28-10261		Biscayne Advisors, Inc.
28-06251		Travelers Investment Management Company